Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Debt Instrument [Line Items]
Obligations under finance leases	$ 249
Long-term debt and Capital lease obligations	23,500	$ 26,022
Long-term debt:
Current portion of long-term debt	2,129	2,960
Long-term debt	$ 21,371	$ 23,062
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Term Loan From Investment Of Quebec Annual Interest Rate Three Point One Four Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 8,816	$ 9,956
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Long-term debt	374	0
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	249	273
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	1,875	1,887
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	0	1,573
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From SLR Credit Solutions CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,186	$ 12,333